Consolidated statement of cash flows (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
North South Railroad Concession Agreement [Member]
Statement [LineItems]
Right-of-use assets recognized	R$ 104,840	R$ 3,522,469
Construction in progress [member]
Statement [LineItems]
Payment for acquisition of assets in installments	263,143	297,002	R$ 176,632
Companhia de Gas de Sao Paulo - COMGAS [member]
Statement [LineItems]
Non-cash payment of annual adjustment for previous fiscal year		262,843
Payly Solucoes de Pagamentos SA [Member]
Statement [LineItems]
Capital contribution capitalization of expenses	R$ 3,750	R$ 10,000